Income Taxes (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Line Items]
Effective income tax rate	3.10%	(0.90%)
Income tax benefit/(expense)	$ 4,491	$ (494)
UK [Member]
Income Tax Disclosure [Line Items]
Statutory tax rate percentage	25.00%